Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31, 2016	March 31, 2017
Lubricants	$479	$411
Bunkers	694	652
Total	$1,173	$1,063

	2015	2016
Lubricants	$583	$479
Bunkers	—	694
Total	$583	$1,173